SCHEDULE OF INTANGIBLE ASSETS AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 53,492,745	$ 53,492,745	$ 42,867,700
Accumulated amortization	(1,257,432)	(626,553)	(589,489)
Net carrying amount	52,235,313	52,866,192	42,278,211
My Health Logic [Member]
Finite-Lived Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		6,600,000
Krillase Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	28,600,000	28,600,000	28,600,000
Accumulated amortization
Net carrying amount	28,600,000	28,600,000	28,600,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	122,745	122,745	119,971
Accumulated amortization
Net carrying amount	122,745	122,745	119,971
Dura Graft Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,256,000	5,256,000	14,147,729
Accumulated amortization	(875,999)	(572,768)	(589,489)
Net carrying amount	4,380,001	4,683,232	13,558,240
Duragraft Distributor Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	308,000	308,000
Accumulated amortization	(66,733)	(43,633)
Net carrying amount	241,267	264,367
Duragraft Cyto Protectant [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	12,606,000	12,606,000
Accumulated amortization
Net carrying amount	12,606,000	12,606,000
My Health Logic Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	450,000	450,000
Accumulated amortization	(24,911)	(804)
Net carrying amount	425,089	449,196
My Health Logic Biotechnology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	4,600,000	4,600,000
Accumulated amortization	(209,706)	(6,765)
Net carrying amount	4,390,294	4,593,235
My Health Logic Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,550,000	1,550,000
Accumulated amortization	(80,083)	(2,583)
Net carrying amount	$ 1,469,917	$ 1,547,417